Note 8 - Convertible Notes Payable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Convertible Note Payable Disclosure [Text Block]

Note 8 - Convertible Notes Payable

On June 5, 2025, we entered into a note purchase agreement, or the First June 2025 Purchase Agreement, pursuant to which we issued a convertible promissory note, or the First June 2025 Convertible Note, to an investor, the First June 2025 Purchaser, in the principal amount of $3.6 million and a warrant to purchase common stock of the Company, or the First June 2025 Warrant. We received gross and net proceeds of $3.1 million from the sale of the First June 2025 Convertible Note and First June 2025 Warrant, or the First June 2025 Note Financing. The First June 2025 Note Purchase Agreement provides that all proceeds from the First June 2025 Note Financing will go towards retiring convertible notes and preferred stock of Titan Environmental Services, Inc., a Nevada Corporation, or Titan, which will be accomplished through the use of proceeds Titan will receive from the Company for purchase of the Standard Waste Note as discussed in Note 6.

On each of June 9, June 24, and June 27, 2025, we entered into several note purchase agreements, or the Additional June 2025 Note Purchase Agreements, pursuant to which we issued convertible promissory notes, or the Additional June 2025 Convertible Notes, to investors, each an Additional June 2025 Purchaser and together the Additional June 2025 Purchasers, in the principal amount of $1.3 million and warrants to purchase common stock of the Company, or the Additional June 2025 Warrants. We received gross and net proceeds of $1.1 million from the sale of the Additional June 2025 Convertible Notes and Additional June 2025 Warrants, or the Additional June 2025 Note Financing. The Additional June 2025 Note Purchase Agreements provide that all proceeds from the Additional June 2025 Notes be used for operational expenses and to provide additional funding to Standard Waste.

Subject to certain limitations under the First June 2025 Note Purchase Agreement and the Additional June 2025 Purchase Agreements, or together the Purchase Agreements, while any portion of the First June 2025 Convertible Note and Additional June 2025 Convertible Notes is outstanding, or together the Convertible Notes, we must inform the Purchasers of any proceeds we receive from the issuance of our securities. After receipt of this notice, the Purchasers have ten trading days to require that we apply all proceeds received from the sale of our securities to repay any or all of the amounts outstanding under the Convertible Notes.

The Note Purchase Agreements contain certain covenants and customary representations and warranties of the Company and the parties, piggyback registration rights, restrictions on variable rate transactions, participation rights, indemnification obligations of the parties, termination provisions, and other obligations and rights of the parties.

The Purchasers may exercise their conversion rights under their respective convertible note agreements at any time after the Issue Date, as defined therein, until all amounts owed under the Convertible Notes have been satisfied. The First June 2025 Convertible Note is a senior, unsecured obligation of the Company, with priority over all existing and future indebtedness; the Additional June 2025 Purchasers will not be entitled to any payments of principal or interest until the company has repaid all outstanding obligations under the First June 2025 Convertible Note. Interest for the Convertible Notes will be payable in cash or, at the holder’s election beginning 6 months after issuance, by increasing the outstanding principal in the aggregate principal amount of the interest accrued for the applicable interest period. Interest will accrue at a rate of 14% per annum, provided, however, that for the first 6 months following the Issue Date, interest on the principal will accrue immediately and be guaranteed. The rate of interest will increase immediately in connection with any Event of Default, as defined therein, up to an interest rate of 24% and will compound daily until the Event of Default is cured or the outstanding principal and accrued but unpaid interest is paid in full. Interest will be payable quarterly in arrears commencing September 15, 2025. The Convertible Notes may be prepaid in full or in part in accordance with the terms therein.

The holders may not exercise their conversion rights if the conversion would result in the holders (and their affiliates) beneficially owning in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, which percentage may be increased up to 9.99% at the holder’s election with 61 days prior written notice to the Company.

The number of shares of Common Stock to be issued upon each conversion is determined by dividing the Conversion Amount, as defined therein, by the applicable conversion price then in effect on the date specified in the notice of conversion. The Conversion Amount is the sum of the principal to be converted plus, at the holder’s election, any accrued and unpaid interest. The initial conversion price, subject to adjustment, was $0.587. The Convertible Notes will mature one year from their respective issuance dates, or such earlier date as the Convertible Notes are required or permitted to be repaid in accordance with their terms.

In connection with the Note Financings, we issued the June 2025 Purchasers the June 2025 Warrants to purchase an aggregate of $3.5 million worth of shares of the Company’s Common Stock. The June 2025 Warrants had an initial exercise price of $0.587 per share, subject to adjustment, were immediately exercisable and expires upon the earlier of (i) five years from the date of issuance or (ii) when the June 2025 Warrants are exercised in full. In July 2025, due to an inducement related to the Series C preferred stock, the conversion price of the Convertible Notes and the exercise price of the June 2025 Warrants was adjusted to $0.30. The Note Purchasers will not have the right to exercise any portion of the June 2025 Warrants if they (together with their affiliates) would beneficially own in excess of 4.99%, as such percentage ownership is determined in accordance with the terms of the June 2025 Warrants, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, which percentage be increased up to 9.99% at their election with 61 days prior written notice to the Company. The June 2025 Warrants were sold in reliance upon an exemption from the registration requirement of the Securities Act, pursuant to Section 4(a)(2) thereof and/or Rule 506(b) of Regulation D promulgated thereunder.

We elected to apply the fair value option for all of the June 2025 Notes and June 2025 Warrants as of their issuance date.  The fair value of the June 2025 Notes on the dates of issuance was $8.6 million and the fair value as of June 30, 2025 was $7.8 million. Accordingly,  a fair value adjustment of $0.8 million is reflected in other income (expense) for the three and six months ended June 30, 2025.  The fair value of the June 2025 Warrants on the dates of issuance was $2.9 million. The June 2025 Warrants are considered permanent equity and do not need to be remeasured. Given the fair value at issuance of the June 2025 Notes and June 2025 Warrants was in excess of  the cash proceeds received, we incurred a loss on debt issuance of $7.3 million related to the June 2025 Notes and the June 2025 Warrants for the three and six months ended June 30, 2025.

Note 8 – Senior Convertible Notes Payable

On April 2, 2024, we entered into the April Purchase Agreement pursuant to which we agreed to sell the Senior Convertible Notes for $1.35 million of net proceeds. The Senior Convertible Notes were convertible into shares of our common stock at an initial conversion price of $324.27, which was subject to adjustment upon the occurrence of specified events to no lower than $64.89, subject to any stock split, stock dividend, stock combination, recapitalization or other similar transaction involving our common stock.

The Senior Convertible Notes were senior obligations and accrued interest at a rate of 10.0% per annum, payable in arrears on the first calendar day of each calendar month, beginning on May 2, 2024, unless an event of default had occurred, upon which interest would accrue at 18.0% per annum. The Senior Convertible Notes had a maturity date of January 2, 2025 unless earlier converted or redeemed (upon the satisfaction of certain conditions).

The Senior Convertible Notes contained certain conversion and redemption features requiring bifurcation as separate derivative liabilities. We initially recorded the fair value of the embedded features in the amount of $0.5 million as a derivative liability in our consolidated balance sheet. The derivative was adjusted to fair value at each reporting period, with the change in the fair value recorded in change in fair value of derivatives that is a component of other income (expense) in our consolidated statement of operations.  For the  year ended December 31, 2024, the change in fair value of the derivative was $0.4 million and was recorded in other expense.

In connection with the issuance of the Senior Convertible Notes, we incurred $38,000 in debt issuance costs. The associated debt issuance costs were capitalized and were presented as an offset to the Senior Convertible Notes and, along with the debt discount of $161,000 associated with the bifurcated derivative, were amortized as additional interest expense over the term of the Senior Convertible Notes at an effective interest rate of 30.32%.  For the year ended December 31, 2024, the interest expense was $0.2 million.  We used the proceeds from our First PIPE to extinguish the Senior Convertible Notes and we wrote-off the remaining related derivative liability of $0.4 million and recognized a gain on debt extinguishment of $0.1 million.  Refer to Note 15, “Mezzanine Equity and Stockholders' Equity - Accounting for the First and Second Private Placements” for additional details.  As of December 31, 2024, there are no Senior Convertible Notes outstanding.